Note to cash flow statement	12 Months Ended
Mar. 31, 2018
Note to cash flow statement
Note to cash flow statement

23.         Note to cash flow statement

	At March 31,
	2018	2017	2016
	€M	€M	€M
Net (debt)/funds at beginning of year	(244.2)	311.5	364.3
Increase/(decrease) in cash and cash equivalents in year	291.0	(35.2)	74.6
(Decrease) in financial assets > 3 months	(774.0)	(157.8)	(542.3)
Decrease/(increase) in restricted cash	22.8	(1.2)	6.3
Translation on U.S. dollar denominated debt	27.8	(15.2)	23.7
Net cash flow from decrease/(increase) in debt	393.7	(346.3)	384.9
Movement in net funds resulting from cash flows	(38.7)	(555.7)	(52.8)
Net (debt)/funds at end of year	(282.9)	(244.2)	311.5
Analysed as:
Cash and cash equivalents, financial assets and restricted cash	3,680.1	4,140.3	4,334.5
Total borrowings*	(3,963.0)	(4,384.5)	(4,023.0)
Net funds/(debt)	(282.9)	(244.2)	311.5

*includes both current and non-current maturities of debt

The following table outlines the changes in the carrying value of liabilities from financing activities (and their related hedges) between March 31, 2017 and March 31, 2018:

	At March 31, 2017	Cash flows	Foreign exchange changes	Fair value changes	At March 31, 2018
	€M	€M	€M	€M	€M
Long term debt	(4,384.5)	393.7	27.8	—	(3,963.0)

Derivatives hedging long term debt
- of which assets	11.8	0.3	—	(12.1)	—
- of which liabilities	(3.9)	—	—	(2.8)	(6.7)